UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Equity:Other - 38.9%
Diversified/Specialty - 33.5%
BioMed Realty Trust, Inc.	53,350	$911,752
British Land Co. PLC	179,111	1,247,933
Canadian Real Estate Investment Trust	20,872	610,100
CB Richard Ellis Group, Inc. - Class A (a)	37,000	607,540
Cheung Kong Holdings Ltd.	97,000	1,233,247
Crown Castle International Corp. (a)	16,600	682,592
Dexus Property Group	1,389,000	1,030,016
Digital Realty Trust, Inc.	23,200	1,375,064
DuPont Fabros Technology, Inc.	35,000	864,850
GPT Group	354,200	945,333
H&R Real Estate Investment Trust	39,000	700,380
Jones Lang LaSalle, Inc.	9,400	709,794
Kerry Properties Ltd.	480,980	2,426,602
Lend Lease Group	260,319	1,609,945
Mitchells & Butlers PLC (a)	156,900	693,965
Mitsui Fudosan Co., Ltd.	288,000	4,673,465
Morguard Real Estate Investment Trust	60,100	765,375
New World Development Ltd.	998,053	1,609,756
Savills PLC	155,500	740,727
Sumitomo Realty & Development Co., Ltd.	101,000	1,927,472
Sun Hung Kai Properties Ltd.	436,000	6,148,625
Swire Pacific Ltd.	53,500	647,062
Telecity Group PLC (a)	152,800	1,127,064
Unibail-Rodamco SE (a)	19,071	3,581,566
UOL Group Ltd.	273,000	804,975
Vornado Realty Trust	26,036	2,110,478
Weyerhaeuser Co.	22,204	348,603

		40,134,281

Health Care - 5.4%
Chartwell Seniors Housing Real Estate Investment Trust	108,800	865,217
Health Care REIT, Inc.	42,500	1,952,450
National Health Investors, Inc.	6,210	260,323
Nationwide Health Properties, Inc.	31,600	1,215,652
Ventas, Inc.	43,686	2,206,580

		6,500,222

		46,634,503

Retail - 20.9%
Regional Mall - 13.0%
BR Malls Participacoes SA	69,139	1,082,604
CapitaMall Trust	528,000	758,929
CBL & Associates Properties, Inc.	71,476	872,007
Macerich Co. (The)	15,742	652,034
Multiplan Empreendimentos Imobiliarios SA	110,419	2,093,639
Simon Property Group, Inc.	56,716	5,129,962
Taubman Centers, Inc.	14,700	609,903
Westfield Group	391,211	4,372,969

		15,572,047

Shopping Center/Other Retail - 7.9%
Charter Hall Retail REIT	29,972	15,946
Eurocommercial Properties NV	22,400	859,175
Kimco Realty Corp.	100,731	1,501,899

Klepierre	82,362	$2,510,121
Link REIT (The)	344,000	1,012,130
Primaris Retail Real Estate Investment Trust	49,840	898,789
RioCan Real Estate Investment Trust (Toronto)	49,600	971,208
Tanger Factory Outlet Centers	24,202	1,118,617
Weingarten Realty Investors	30,050	606,409

		9,494,294

		25,066,341

Residential - 20.9%
Multi-Family - 15.3%
AvalonBay Communities, Inc.	6,000	631,320
BRE Properties, Inc.	23,900	977,032
Camden Property Trust	47,700	2,182,752
Colonial Properties Trust	25,800	409,188
Equity Residential	46,900	2,149,427
Essex Property Trust, Inc.	12,800	1,353,856
Home Properties, Inc.	17,900	903,950
KWG Property Holding Ltd.	1,619,500	1,106,193
Mid-America Apartment Communities, Inc.	28,500	1,609,395
MRV Engenharia e Participacoes SA	74,400	620,618
Rossi Residencial SA	76,200	657,761
Shimao Property Holdings Ltd.	739,500	1,206,632
Stockland	430,260	1,514,594
UDR, Inc.	14,800	304,584
Wing Tai Holdings Ltd.	1,041,000	1,247,177
Yanlord Land Group Ltd.	1,133,000	1,477,147

		18,351,626

Self Storage - 3.7%
Big Yellow Group PLC	128,370	572,278
Extra Space Storage, Inc.	61,500	940,335
Public Storage	29,750	2,916,095

		4,428,708

Student Housing - 0.8%
American Campus Communities, Inc.	34,000	1,012,860

Triple Net - 1.1%
Entertainment Properties Trust	29,400	1,266,846

		25,060,040

Office - 8.9%
Office - 8.9%
Allied Properties Real Estate Investment Trust	41,800	819,262
Boston Properties, Inc.	11,100	903,540
Brandywine Realty Trust	56,008	615,528
Brookfield Properties Corp.	62,899	909,520
Castellum AB	87,000	888,219
Douglas Emmett, Inc.	18,600	299,832
Great Portland Estates PLC	131,500	635,368
Highwoods Properties, Inc.	19,400	606,832
Hongkong Land Holdings Ltd.	347,000	1,865,423
ING Office Fund	1,698,980	910,468
Japan Real Estate Investment Corp.	107	950,076
Orix JREIT, Inc.	134	632,057
PSP Swiss Property AG (a)	10,350	699,780

		10,735,905

Lodging - 6.4%
Lodging - 6.4%
DiamondRock Hospitality Co.(a)	116,031	$1,016,431
Great Eagle Holdings Ltd.	221,000	604,096
Hersha Hospitality Trust	125,300	593,922
Hyatt Hotels Corp.(a)	22,800	858,648
InnVest Real Estate Investment Trust	150,200	891,608
Intercontinental Hotels Group PLC	49,600	745,614
LaSalle Hotel Properties	10,100	212,807
Sunstone Hotel Investors, Inc.(a)	121,135	1,038,127
Whitbread PLC	55,500	1,183,494
Wyndham Worldwide Corp.	23,700	549,603

		7,694,350

Industrials - 2.8%
Industrial Warehouse Distribution - 2.6%
Ascendas Real Estate Investment Trust	799,000	1,224,546
First Potomac Realty Trust	39,200	581,336
ProLogis	116,586	1,264,958

		3,070,840

Mixed Office Industrial - 0.2%
ING Industrial Fund	725,400	294,754

		3,365,594

Total Common Stocks (cost $108,275,447)		118,556,733

WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11(a) (cost $0)	46,000	6,209

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.19%(b) (cost $1,258,180)	1,258,180	1,258,180

Total Investments - 99.9% (cost $109,533,627)(c)	119,821,122
Other assets less liabilities - 0.1%	132,488

Net Assets - 100.0%	$119,953,610

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 9/15/10	3,324	$2,862,296	$2,952,538	$90,242
Australian Dollar settling 9/15/10	1,628	1,433,487	1,446,069	12,582
Australian Dollar settling 12/15/10	572	498,246	502,623	4,377
British Pound settling 9/15/10	3,376	5,063,325	5,177,096	113,771
British Pound settling 9/15/10	1,106	1,658,779	1,696,051	37,272
Canadian Dollar settling 9/15/10	1,438	1,377,711	1,348,261	(29,450)
Euro settling 9/15/10	393	505,677	498,020	(7,657)
Japanese Yen settling 9/15/10	253,405	2,745,539	3,016,770	271,231
Japanese Yen settling 9/15/10	144,477	1,648,942	1,719,989	71,047
Japanese Yen settling 9/15/10	75,522	833,006	899,084	66,078
New Zealand Dollar settling 9/15/10	4,292	3,019,293	2,989,693	(29,600)
Norwegian Krone settling 9/15/10	8,121	1,203,593	1,286,639	83,046
Norwegian Krone settling 9/15/10	6,463	993,317	1,023,956	30,639
Swedish Krona settling 9/15/10	4,117	507,873	556,881	49,008
Swedish Krona settling 12/15/10	22,336	2,985,518	3,016,202	30,684
Sale Contracts:
Australian Dollar settling 9/15/10	567	496,760	503,637	(6,877)
Australian Dollar settling 9/15/10	4,385	3,663,229	3,894,970	(231,741)
British Pound settling 9/15/10	437	671,809	670,140	1,669
British Pound settling 9/15/10	401	592,449	614,933	(22,484)
British Pound settling 9/15/10	2,975	4,304,676	4,562,163	(257,487)
Canadian Dollar settling 9/15/10	2,225	2,166,441	2,086,148	80,293
Canadian Dollar settling 9/15/10	4,695	4,435,103	4,402,007	33,096
Canadian Dollar settling 9/15/10	800	776,028	750,075	25,953
Canadian Dollar settling 9/15/10	899	852,739	842,898	9,841
Euro settling 9/15/10	1,760	2,168,549	2,230,319	(61,770)
Japanese Yen settling 9/15/10	67,837	759,806	807,595	(47,789)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,288,493 and gross unrealized depreciation of investments was $(10,000,998), resulting in net unrealized appreciation of $10,287,495.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Global Real Estate Investment Fund

Portfolio Summary

August 31, 2010 (unaudited)

COUNTRY BREAKDOWN *

41.6%	United States
13.0%	Hong Kong
8.9%	Australia
6.8%	Japan
5.8%	United Kingdom
5.4%	Canada
5.1%	France
3.7%	Brazil
3.4%	Singapore
3.2%	China
0.7%	Sweden
0.7%	Netherlands
0.6%	Switzerland
1.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Global Real Estate Investment Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Equity:Other	$16,317,377		$30,317,126		$	– 0	–	$46,634,503
Retail	15,537,070		9,529,271			– 0	–	25,066,341
Residential	17,936,019		7,124,021			– 0	–	25,060,040
Office	3,335,251		7,400,654			– 0	–	10,735,905
Lodging	4,269,538		3,424,812			– 0	–	7,694,350
Industrials	1,846,294		1,519,300			– 0	–	3,365,594
Warrants	6,209		– 0	–		– 0	–	6,209
Short-Term Investments	1,258,180		– 0	–		– 0	–	1,258,180

Total Investments in Securities	60,505,938		59,315,184	†		– 0	–	119,821,122
Other Financial Instruments*:
Assets
Forward Currency
Exchange Contracts	– 0	–	1,010,829			– 0	–	1,010,829
Liabilities
Forward Currency
Exchange Contracts	– 0	–	(694,855)			– 0	–	(694,855)

Total	$60,505,938		$59,631,158		$	– 0	–	$120,137,096

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants
Balance as of 11/30/09		$1,033,958
Accrued discounts/premiums		– 0	–
Realized gain (loss)		(741,132)
Change in unrealized appreciation/depreciation		229,975
Net purchases (sales)		(522,801)
Transfers into Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 8/31/10	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2010